Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Tax losses carried forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ 7,341,814	$ 1,376,971
Recognized in equity	0	0
Recognized in net income	(1,415,804)	5,964,843
Ending balance	5,926,010	7,341,814
Research and development expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	245,177	245,399
Recognized in equity	0	0
Recognized in net income	(1,004)	(222)
Ending balance	244,173	245,177
Intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,196,882)	(1,309,688)
Recognized in equity	0	0
Recognized in net income	155,150	112,806
Ending balance	(1,041,732)	(1,196,882)
Property, plant and equipment [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(4,463,815)	(6,513)
Recognized in equity	0	0
Recognized in net income	650,087	(4,457,302)
Ending balance	(3,813,728)	(4,463,815)
Tax credits receivable
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(40,708)	(40,708)
Recognized in equity	0	0
Recognized in net income	153	0
Ending balance	(40,555)	(40,708)
Prepaid royalty income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,912,756)	0
Recognized in equity	0	0
Recognized in net income	441,407	(1,912,756)
Ending balance	(1,471,349)	(1,912,756)
Unsecured Convertible Debentures
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(27,170)	265,461
Recognized in equity	0	0
Recognized in net income	(170,011)	(292,631)
Ending balance	$ (197,181)	$ (27,170)